10. Concentrations (Details 2)	3 Months Ended		6 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
Concentrations Details 2
Vendor 1	12.10%	27.10%	14.30%	31.80%
Totals	12.10%	27.10%	14.30%	31.80%